Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 6,718	$ 6,272	$ 6,640
Loans and Leases Receivable, Net Amount	956,185	905,014
Impaired Financing Receivable, Recorded Investment	22,377	23,820
Financial effects of modifications [Abstract]
Charge-offs	$ 485	$ 198	$ 228
Weighted average interest rate reduction	4.13%	3.77%	3.41%
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 4,100	$ 2,998	$ 2,367
Financial effects of modifications [Abstract]
Charge-offs	$ 361	$ 63	$ 36
Weighted average interest rate reduction	1.51%	1.36%	1.32%
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 3,326	$ 1,849	$ 969
Financial effects of modifications [Abstract]
Charge-offs	$ 360	$ 62	$ 36
Weighted average interest rate reduction	1.91%	1.11%	1.53%
Commercial real estate mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 667	$ 1,051	$ 1,118
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 1	$ 0
Weighted average interest rate reduction	1.15%	1.47%	1.21%
Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 99	$ 98	$ 280
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	1.02%	0.95%	2.12%
Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 8	$ 0	$ 0
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 2,618	$ 3,274	$ 4,273
Financial effects of modifications [Abstract]
Charge-offs	$ 124	$ 135	$ 192
Weighted average interest rate reduction	4.92%	4.21%	3.84%
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 2,037	$ 2,631	$ 3,662
Financial effects of modifications [Abstract]
Charge-offs	$ 49	$ 53	$ 92
Weighted average interest rate reduction	2.69%	2.50%	2.50%
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 238	$ 305	$ 410
Financial effects of modifications [Abstract]
Charge-offs	$ 37	$ 43	$ 64
Weighted average interest rate reduction	3.07%	3.09%	3.27%
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 180	$ 166	$ 155
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	12.09%	11.44%	11.40%
Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 75	$ 93	$ 92
Financial effects of modifications [Abstract]
Charge-offs	$ 36	$ 38	$ 36
Weighted average interest rate reduction	6.07%	8.28%	8.56%
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 44	$ 35	$ 28
Financial effects of modifications [Abstract]
Charge-offs	$ 2	$ 1	$ 0
Weighted average interest rate reduction	6.83%	5.94%	5.26%
Trial modifications [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 44	$ 44	$ (74)
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Modification to principal [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 408	$ 470	$ 634
Modification to principal [Member] | Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	44	35	11
Modification to principal [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	42	10	4
Modification to principal [Member] | Commercial real estate mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2	14	7
Modification to principal [Member] | Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	11	0
Modification to principal [Member] | Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Modification to principal [Member] | Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	364	435	623
Modification to principal [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	338	400	571
Modification to principal [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	23	34	50
Modification to principal [Member] | Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Modification to principal [Member] | Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2	1	2
Modification to principal [Member] | Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1	0	0
Modification to principal [Member] | Trial modifications [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
troubled debt restructuring balance [Member]
Financing Receivable, Modifications [Line Items]
Loans and Leases Receivable, Net Amount	20,800	22,700
Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	888	817	930
Contractual Interest Rate Reduction [Member] | Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	262	181	243
Contractual Interest Rate Reduction [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	130	33	51
Contractual Interest Rate Reduction [Member] | Commercial real estate mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	105	133	182
Contractual Interest Rate Reduction [Member] | Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	27	15	10
Contractual Interest Rate Reduction [Member] | Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Contractual Interest Rate Reduction [Member] | Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	626	636	687
Contractual Interest Rate Reduction [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	288	339	401
Contractual Interest Rate Reduction [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	109	99	114
Contractual Interest Rate Reduction [Member] | Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	180	166	155
Contractual Interest Rate Reduction [Member] | Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	16	5	5
Contractual Interest Rate Reduction [Member] | Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	33	27	12
Contractual Interest Rate Reduction [Member] | Trial modifications [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Modifications, other concessions [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	5,422	4,985	5,076
Modifications, other concessions [Member] | Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	3,794	2,782	2,113
Modifications, other concessions [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	3,154	1,806	914
Modifications, other concessions [Member] | Commercial real estate mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	560	904	929
Modifications, other concessions [Member] | Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	72	72	270
Modifications, other concessions [Member] | Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	8	0	0
Modifications, other concessions [Member] | Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,628	2,203	2,963
Modifications, other concessions [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,411	1,892	2,690
Modifications, other concessions [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	106	172	246
Modifications, other concessions [Member] | Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Modifications, other concessions [Member] | Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	57	87	85
Modifications, other concessions [Member] | Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	10	8	16
Modifications, other concessions [Member] | Trial modifications [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	44	44	(74)
Modification of recorded investment related to interest rate reduction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,128	1,162	1,405
Modification of recorded investment related to interest rate reduction [Member] | Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	262	181	243
Modification of recorded investment related to interest rate reduction [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	130	33	51
Modification of recorded investment related to interest rate reduction [Member] | Commercial real estate mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	105	133	182
Modification of recorded investment related to interest rate reduction [Member] | Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	27	15	10
Modification of recorded investment related to interest rate reduction [Member] | Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Modification of recorded investment related to interest rate reduction [Member] | Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	866	981	1,162
Modification of recorded investment related to interest rate reduction [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	507	656	833
Modification of recorded investment related to interest rate reduction [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	130	127	157
Modification of recorded investment related to interest rate reduction [Member] | Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	180	166	155
Modification of recorded investment related to interest rate reduction [Member] | Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	16	5	5
Modification of recorded investment related to interest rate reduction [Member] | Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	33	27	12
Modification of recorded investment related to interest rate reduction [Member] | Trial modifications [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0
Loans remodified [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,600	2,100	2,100
Principal Forgiveness [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 67	$ 100	$ 149